Fair Value Measurements (Details 4) (USD $)	3 Months Ended						12 Months Ended			3 Months Ended				12 Months Ended															3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Sep. 13, 2013	Mar. 31, 2014 Covered loans	Dec. 31, 2013 Covered loans	Mar. 31, 2014 Non-covered loans	Mar. 31, 2013 Non-covered loans	Dec. 31, 2013 Non-covered loans	Dec. 31, 2012 Non-covered loans	Nov. 30, 2012 PlainsCapital	Nov. 30, 2012 PlainsCapital PCI loans	Sep. 13, 2013 FNB Bank	Sep. 13, 2013 FNB Covered loans Bank	Sep. 13, 2013 FNB PCI loans Bank	Mar. 31, 2014 Level 2	Dec. 31, 2013 Level 2	Mar. 31, 2014 Level 3	Dec. 31, 2013 Level 3	Dec. 31, 2012 Level 3	Mar. 31, 2014 Total Fair Value	Dec. 31, 2013 Total Fair Value	Dec. 31, 2012 Total Fair Value	Mar. 31, 2014 Non-recurring Covered loans	Mar. 31, 2014 Non-recurring Non-covered loans	Mar. 31, 2013 Non-recurring Non-covered loans	Mar. 31, 2014 Non-recurring Level 2	Mar. 31, 2014 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2013 Non-recurring Level 2 Estimated fair value Non-covered loans	Dec. 31, 2012 Non-recurring Level 2 Estimated fair value Non-covered loans	Mar. 31, 2014 Non-recurring Level 3	Nov. 30, 2012 Non-recurring Level 3 PlainsCapital PCI loans	Sep. 13, 2013 Non-recurring Level 3 FNB Covered loans Bank	Sep. 13, 2013 Non-recurring Level 3 FNB PCI loans	Mar. 31, 2014 Non-recurring Level 3 Estimated fair value Covered loans	Dec. 31, 2013 Non-recurring Level 3 Estimated fair value Covered loans	Mar. 31, 2014 Non-recurring Total Fair Value
Fair value measurements
Fair value of loans acquired																$ 3,195,309,000	$ 172,864,000	$ 1,159,467,000		$ 822,831,000																	$ 172,900,000		$ 822,800,000
Acquired OREO																		135,200,000	135,187,000																			135,200,000
Other real estate owned																																	5,800,000	4,800,000	11,100,000					152,300,000	142,800,000
Non-covered impaired loans	3,612,301,000	3,481,405,000				3,148,987,000	3,481,405,000	3,148,987,000				3,612,301,000		3,481,405,000	3,148,987,000						315,199,000	281,712,000	3,313,626,000	3,119,319,000	3,148,987,000	3,628,825,000	3,401,031,000	3,148,987,000								29,043,000						29,043,000
Covered impaired loans	909,783,000	1,005,308,000					1,005,308,000			909,783,000	1,005,308,000												1,060,417,000	997,371,000		1,060,417,000	997,371,000									35,519,000						35,519,000
Non-covered other real estate owned																																18,000										18,000
Covered other real estate owned	152,310,000	142,833,000					142,833,000		135,187,000																											34,167,000						34,167,000
Total Gains (Losses) of impaired loans	3,242,000	2,206,000	10,658,000	11,289,000	13,005,000	3,800,000	37,158,000	3,800,000		1,854,000	1,065,000	1,388,000	13,005,000	36,093,000	3,800,000														(1,691,000)	(215,000)	(431,000)
Total Gains (Losses) of other real estate owned																													$ (431,000)	$ (102,000)	$ (160,000)